Goodwill and Intangible Assets - Summary of Reflects Amortization Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Amortization Expense	$ 4,200	$ 3,700	$ 12,500	$ 3,624,000